ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Change in fair value on equity investments designated as FVTOCI	$ 22,328	$ 34,879
Share of other comprehensive loss (income) in associate	589	(1,735)
Currency translation adjustment	(10,367)	28,445
Balance, end of the year	$ 12,550	$ 61,589